OTHER ASSETS - Investments In Finance Lease Contracts (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in finance lease	$ 175.2	$ 182.0
Present value of future minimum lease payment receivables	102.9	104.5
No later than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in finance lease	13.4	13.2
Present value of future minimum lease payment receivables	11.4	10.7
Later than 1 year and no later than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in finance lease	48.5	48.3
Present value of future minimum lease payment receivables	24.6	23.4
Later than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in finance lease	113.3	120.5
Present value of future minimum lease payment receivables	$ 66.9	$ 70.4